 PGOF-P5 04/26

PUTNAM INVESTMENT FUNDS

PUTNAM VARIABLE TRUST

SUPPLEMENT DATED APRIL 17, 2026 TO THE

SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective April 30, 2026.

I. The following is added to the sections titled “Your fund’s management – Portfolio managers” and “Fund summary – Your fund’s management – Portfolio managers” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A:

Robert Gray

Portfolio Manager of Putnam Management and portfolio manager of the fund since April 2026.

II. The following is added to the section titled “Who oversees and manages the fund? – Portfolio managers” in the Prospectus of each fund listed in Schedule A:

Robert Gray, Portfolio Manager of Putnam Management
Mr. Gray has been a portfolio manager of the fund since April 2026. He joined Putnam Management in 2018.

III.  The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Millions) ($)
Robert Gray*	Registered Investment Companies	1	716.30	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	1	0.04	None	None

*Information provided as of February 28, 2026.

IV. The following is added to the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in Putnam U.S. Research Fund’s SAI:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Robert Gray*	1 – 10,000

*Information provided as of April 15, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

Putnam Investment Funds
Putnam U.S. Research Fund	December 1, 2025

Putnam Variable Trust
Putnam VT Research Fund	May 1, 2025

Shareholders should retain this Supplement for future reference.